OTHER OPERATING INCOME AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income
Receivables by indemnity	R$ 12,608	R$ 10,588	R$ 13,646
Rentals and leases	20,730	17,178	11,688
Dividends received	1,039	832	26,600
PIS, COFINS and INSS to compensate			236,000
Contractual fines	4,356	11,863	1,468
Updated shares – Fair value through profit or loss (note 13)	(15,963)	(95,620)	109,254
Gain on disposal of investments (1)	114,763
Tax Recovery (2)	249,852
Net gain in shares sale (note 10.d) (3)			2,472,497
Others revenues (4)	62,631	308,392	87,219
Total other operating income	450,016	253,233	2,958,372
Other operating expenses
Taxes and fees	(106,771)	(372,897)	(109,693)
Expenses/reversal with environmental liabilities, net	(18,031)	(10,145)	(8,789)
Write-off/(Provision) of judicial lawsuits	(12,441)	(209,396)	(25,063)
Depreciation and amortization (note 26)	(80,924)	(77,386)	(97,725)
Reversal/(Write-offs) of estimated losses in fixed assets, intangible assets and Investment properties, net of reversal (notes 10.g, 11 e 12) (5)	(122,894)	24,133	(112,886)
Reversal of Impairment Fair Value Transnordestina (note 10.e)		387,989
Estimated (Loss)/reversal in inventories (6)	(655,055)	(226,942)	(138,779)
Idleness in stocks and paralyzed equipment (7)	(296,819)	(122,031)	(37,609)
Studies and project engineering expenses	(58,303)	(58,443)	(77,059)
Research and development expenses		(461)	(355)
Healthcare plan expenses	(36,147)	(24,158)	(31,989)
Cash flow hedge accounting realized (note 14) (8)	(1,144,335)	(1,478,589)	(553,018)
Actuarial pension plan	(59,411)	(59,693)	(48,068)
Other expenses	(496,045)	(679,836)	(474,999)
Total other operating expenses	(3,087,176)	(2,907,855)	(1,716,032)
Other operating income (expenses), net	R$ (2,637,160)	R$ (2,654,622)	R$ 1,242,340